American Century Investments®
Quarterly Portfolio Holdings
VP International Fund
September 30, 2020

VP International - Schedule of Investments
SEPTEMBER 30, 2020 (UNAUDITED)

	Shares/
	Principal Amount ($)	Value ($)
COMMON STOCKS — 100.4%
Australia — 2.4%
Atlassian Corp. plc, Class A(1)	5,040	916,221
CSL Ltd.	18,430	3,797,351
		4,713,572
Belgium — 0.7%
KBC Group NV	27,630	1,383,518
Brazil — 1.2%
Magazine Luiza SA	102,612	1,636,230
XP, Inc., Class A(1)	18,415	767,721
		2,403,951
Canada — 4.9%
Alimentation Couche-Tard, Inc., B Shares	35,000	1,218,843
Canadian Pacific Railway Ltd.	6,870	2,089,815
Element Fleet Management Corp.	209,890	1,746,522
Intact Financial Corp.	18,020	1,929,549
Shopify, Inc., Class A(1)	1,240	1,268,068
TMX Group Ltd.	13,360	1,373,977
		9,626,774
China — 4.9%
Alibaba Group Holding Ltd., ADR(1)	9,900	2,910,402
ANTA Sports Products Ltd.	62,000	642,552
GDS Holdings Ltd., ADR(1)	14,990	1,226,632
Huazhu Group Ltd., ADR	29,200	1,262,608
TAL Education Group, ADR(1)	16,890	1,284,316
Tencent Holdings Ltd.	35,600	2,370,724
		9,697,234
Denmark — 5.8%
Carlsberg A/S, B Shares	17,500	2,356,377
DSV Panalpina A/S	22,417	3,658,217
Novo Nordisk A/S, B Shares	44,120	3,064,654
Orsted A/S	7,410	1,022,097
Vestas Wind Systems A/S	9,150	1,480,529
		11,581,874
Finland — 1.3%
Neste Oyj	49,390	2,597,112
France — 13.6%
Air Liquide SA	19,950	3,165,732
Arkema SA	19,270	2,044,331
Capgemini SE	12,990	1,663,703
Dassault Systemes SE	9,790	1,826,174
Edenred	37,927	1,701,608
Iliad SA	5,850	1,076,220
LVMH Moet Hennessy Louis Vuitton SE	7,950	3,716,592
Peugeot SA(1)	82,930	1,495,255
Schneider Electric SE	30,860	3,830,188
Teleperformance	8,240	2,537,616
Valeo SA	94,850	2,898,930
Vivendi SA	37,970	1,058,307
		27,014,656

Germany — 6.7%
adidas AG(1)	7,070	2,288,299
E.ON SE	107,850	1,191,599
Infineon Technologies AG	120,243	3,401,283
Knorr-Bremse AG	14,552	1,718,966
Muenchener Rueckversicherungs-Gesellschaft AG	5,530	1,404,063
Puma SE(1)	28,820	2,596,731
Varta AG(1)	5,480	769,560
		13,370,501
Hong Kong — 3.0%
AIA Group Ltd.	353,200	3,479,436
Sands China Ltd.	113,600	442,051
Techtronic Industries Co. Ltd.	160,000	2,103,945
		6,025,432
India — 1.0%
HDFC Bank Ltd.(1)	135,420	1,995,423
Indonesia — 0.5%
Bank Central Asia Tbk PT	562,100	1,025,818
Ireland — 2.7%
ICON plc(1)	7,200	1,375,848
Kerry Group plc, A Shares	14,930	1,916,610
Ryanair Holdings plc, ADR(1)	25,210	2,061,170
		5,353,628
Italy — 1.0%
Ferrari NV	10,240	1,874,384
Japan — 13.9%
Daifuku Co. Ltd.	11,200	1,127,280
Hoya Corp.	21,400	2,412,200
Keyence Corp.	7,900	3,681,737
Kobe Bussan Co. Ltd.	18,800	1,033,678
MonotaRO Co. Ltd.	53,100	2,644,626
Murata Manufacturing Co. Ltd.	54,000	3,484,181
Obic Co. Ltd.	9,800	1,724,359
Olympus Corp.	79,100	1,641,895
Pan Pacific International Holdings Corp.	86,500	2,015,019
Recruit Holdings Co. Ltd.	87,400	3,467,805
Sony Corp.	16,100	1,231,407
Terumo Corp.	60,300	2,402,444
Workman Co. Ltd.	7,000	613,264
		27,479,895
Netherlands — 4.9%
Adyen NV(1)	1,718	3,166,028
ASML Holding NV	9,730	3,587,787
Koninklijke DSM NV	17,430	2,872,391
		9,626,206
Spain — 4.4%
Amadeus IT Group SA	33,736	1,872,212
Cellnex Telecom SA	57,691	3,506,215
Iberdrola SA	277,861	3,419,867
		8,798,294
Sweden — 4.5%
Atlas Copco AB, A Shares	41,650	1,982,257
Hexagon AB, B Shares(1)	43,640	3,298,135
Lundin Energy AB(2)	40,073	793,718

Telefonaktiebolaget LM Ericsson, B Shares	262,940	2,874,890
		8,949,000
Switzerland — 10.1%
Lonza Group AG	6,270	3,870,347
Nestle SA	59,590	7,069,704
Novartis AG	20,900	1,816,237
Partners Group Holding AG	2,290	2,107,196
Sika AG	13,481	3,311,878
Zurich Insurance Group AG	5,190	1,804,489
		19,979,851
Taiwan — 1.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	146,000	2,192,712
United Kingdom — 11.8%
Ashtead Group plc	28,560	1,023,278
ASOS plc(1)	55,498	3,682,712
Associated British Foods plc	70,640	1,701,635
AstraZeneca plc	41,500	4,516,897
boohoo Group plc(1)	356,840	1,721,832
Ferguson plc	13,810	1,389,511
Halma plc	30,730	926,214
London Stock Exchange Group plc	30,600	3,500,662
Ocado Group plc(1)	49,285	1,741,726
Reckitt Benckiser Group plc	19,820	1,932,314
Whitbread plc(1)	46,010	1,254,939
		23,391,720
TOTAL COMMON STOCKS (Cost $134,313,305)		199,081,555
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $822,748)	822,748	822,748
TOTAL INVESTMENT SECURITIES — 100.8% (Cost $135,136,053)		199,904,303
OTHER ASSETS AND LIABILITIES — (0.8)%		(1,511,640)
TOTAL NET ASSETS — 100.0%		$198,392,663

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Information Technology	19.6%
Consumer Discretionary	17.8%
Industrials	16.2%
Health Care	12.4%
Financials	11.4%
Consumer Staples	8.7%
Materials	5.8%
Communication Services	4.0%
Utilities	2.8%
Energy	1.7%
Cash and Equivalents*	(0.4)%
*Includes temporary cash investments - securities lending collateral and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $777,852. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $822,748.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Australia	916,221	3,797,351	—
Brazil	767,721	1,636,230	—
China	6,683,958	3,013,276	—
Ireland	3,437,018	1,916,610	—
Other Countries	—	176,913,170	—
Temporary Cash Investments - Securities Lending Collateral	822,748	—	—
	12,627,666	187,276,637	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.